SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 334,882	$ 195,198	$ 620,992	$ 395,760	$ 830,519	$ 1,202,890
Membership [Member]
Disaggregation of Revenue [Line Items]
Revenue				12,583	12,293	751,452
Product [Member]
Disaggregation of Revenue [Line Items]
Revenue		6		209	465	2,198
Food and Beverage [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 334,882	$ 195,192	$ 620,992	$ 382,968	$ 817,761	$ 449,240